Document and Entity Information	May 02, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001857154
Document Type	8-K
Document Period End Date	May 02, 2025
Entity Registrant Name	Krispy Kreme, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40573
Entity Tax Identification Number	37-1701311
Entity Address, Address Line One	2116 Hawkins Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28203
City Area Code	(800)
Local Phone Number	457-4779
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	DNUT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false